Share capital - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Shares cancelled	$ 10,000	$ 0
Shares cancelled (in shares)	50,192	0
Fair value of shares issued pursuant to exercise of warrants	$ 4,802,419	$ 1,639,449
Shares issued pursuant to exercise of warrants	4,802,419	1,639,449
Shares issued for stock option exercised	74,101	12,395
Profit (loss)	$ (30,742,311)	$ (10,038,145)	$ (11,366,372)
Weighted average number of common shares outstanding	35,998,152	26,582,664	21,818,315
Stock-based compensation expense	$ 6,816,321	$ 3,228,508	$ 889,511
Number of warrants exercisable	212,500
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance	30,000,000
Stock options exercisable period	7 years
Stock Option Exercise Period Not Later Than Ninety Days	90 years
Weighted average share price, share options granted	$ 1.46	$ 2.27
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	37,049,374	32,332,343
Number of shares outstanding	37,049,374	32,332,343	23,794,106	20,891,794
Shares issued for cash, net of derivative liability, shares	3,333,334	8,028,521
Number of transferrable warrants	0	5,411,900
Fair value of shares issued pursuant to exercise of warrants	$ 4,802,419	$ 1,639,449
Proceeds from issuance of common stock	16,090,029	24,091,775
Number Of common stock issued for services	140,070	207,000
Fair value of common shares for services	390,148	1,033,611
Share issue related cost	$ 1,390,932	$ 2,916,165
Number of warrants exercised	1,116,323	294,232
Shares issued pursuant to exercise of warrants	$ 4,802,419	$ 1,639,449
Number of shares issued for stock option exercised	137,304	6,198
Shares issued for stock option exercised	$ 110,484	$ 31,669